Consolidated statement of changes in equity - RUB (₽) ₽ in Millions	Share capital	Additional paid-in capital	Share premium	Other reserves	Retained earnings	Translation reserve	Total	Non-controlling interests	Total
Beginning balance, equity at Dec. 31, 2015	₽ 1	₽ 1,876	₽ 12,068	₽ 840	₽ 7,177	₽ 461	₽ 22,423	₽ 13	₽ 22,436
Beginning balance, shares outstanding at Dec. 31, 2015	60,418,601
Profit for the year					2,474		2,474	15	2,489
Exchange differences on translation of foreign operations						(330)	(330)		(330)
Total comprehensive income, net of tax effect of nil					2,474	(330)	2,144	15	2,159
Share-based payments				224			224		224
Exercise of options	178,433
Dividends (in RUR per share)					(4,843)		(4,843)		(4,843)
Dividends to non-controlling interests								(7)	(7)
Ending balance, equity at Dec. 31, 2016	₽ 1	1,876	12,068	1,064	4,808	131	19,948	21	₽ 19,969
Ending balance, shares outstanding at Dec. 31, 2016	60,597,034								60,597,000
Profit for the year					3,114		3,114	28	₽ 3,142
Exchange differences on translation of foreign operations						(133)	(133)		(133)
Total comprehensive income, net of tax effect of nil					3,114	(133)	2,981	28	3,009
Share-based payments				398			398		₽ 398
Exercise of options	335,620								336,000
Dividends (in RUR per share)					(2,207)		(2,207)		₽ (2,207)
Dividends to non-controlling interests								(12)	(12)
Ending balance, equity at Dec. 31, 2017	₽ 1	1,876	12,068	1,462	5,715	(2)	21,120	37	₽ 21,157
Ending balance, shares outstanding at Dec. 31, 2017	60,932,654								60,933,000
Impact of adopting IFRS 9					(208)		(208)		₽ (208)
Beginning balance adjusted for impact of IFRS 9	₽ 1	1,876	12,068	1,462	5,507	(2)	20,912	37	20,949
Profit for the year					3,584		3,584	42	3,626
Exchange differences on translation of foreign operations						515	515	10	525
Total comprehensive income, net of tax effect of nil					3,584	515	4,099	52	4,151
Share-based payments				635			635		₽ 635
Exercise of options	518,859								519,000
Dividends to non-controlling interests								(29)	₽ (29)
Ending balance, equity at Dec. 31, 2018	₽ 1	₽ 1,876	₽ 12,068	₽ 2,097	₽ 9,091	₽ 513	₽ 25,646	₽ 60	₽ 25,706
Ending balance, shares outstanding at Dec. 31, 2018	61,451,513								61,452,000